Note 19 - Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Net operating loss carryforwards	$ 69,612	$ 49,669
Research and development credit carryforward	9,941	7,967
Stock-based compensation	301	1,048
Property and equipment	2,364	234
Operating lease liabilities	4,967	4,435
Section 174 R&D capitalization	14,194	9,053
Other accruals	689	630
Gross deferred tax assets	102,068	73,036
Valuation allowance	(98,840)	(68,868)
Deferred tax assets net of valuation allowance	3,228	4,168
Right-of-use assets	(3,228)	(4,168)
Gross deferred tax liabilities	(3,228)	(4,168)
Total deferred tax assets (liabilities)—net	$ 0	$ 0